BUSINESS COMBINATION (Tables)	12 Months Ended
Aug. 31, 2020
Chengdu Yinzhe
Schedule of Purchase Price Allocation

		Amortization
	RMB	period
Cash and cash equivalents	81,197
Other current assets	920
Property and equipment, net	551	3-5 years
Intangible assets
Software	2,600	5 years
Non-compete agreement	4,000	6 years
Trademark	32,000	10 years
Goodwill	192,510
Other investment	1,500
Account payables	(2,766)
Other current liabilities	(5,695)
Deferred tax liabilities	(5,674)
Contract liabilities	(50,078)
Non-controlling interests	(62,766)
Total consideration and value to be allocated to net assets	188,299

Hangzhou Impression
Schedule of Purchase Price Allocation

		Amortization
	RMB	period
Cash and cash equivalents	24,224
Other current assets	533
Property and equipment, net	1,059	3-5 years
Intangible assets
Brand name	17,100	20 years
Backlog	1,800	0.6 year
Non-compete agreement	3,300	4 years
Goodwill	76,766
Other current liabilities	(9,510)
Contract liabilities	(9,722)
Deferred tax liabilities	(5,550)
Non-controlling interests	(30,000)
Total consideration and value to be allocated to net assets	70,000

Heze Qiqiaoban Education Technology Limited
Schedule of Purchase Price Allocation

		Amortization
	RMB	period
Cash and cash equivalents	5,250
Other current assets	2,010
Property and equipment, net	12,817	3-50 years
Intangible assets
Brand name	13,600	20 years
Customer relationship	6,200	3.5 years
Non-compete agreement	3,200	4.8 years
Goodwill	52,514
Other current liabilities	(2,706)
Contract liabilities	(4,135)
Deferred tax liabilities	(5,750)
Non-controlling interests	(12,450)
Total consideration and value to be allocated to net assets	70,550

Hubei Sannew Education Development Limited
Schedule of Purchase Price Allocation

		Amortization
	RMB	period
Cash and cash equivalents	5,559
Other current assets	2,614
Property and equipment, net	177,754	3-50 years
Land use rights	55,840	50 years
Intangible assets
Brand name	25,700	20 years
Customer relationship	10,900	5 years
Non-compete agreement	18,100	7.7 years
Goodwill	125,155
Other current liabilities	(16,001)
Contract liabilities	(17,295)
Deferred tax liabilities	(17,263)
Non-controlling interests	(74,213)
Total consideration and value to be allocated to net assets	296,850

CATS Colleges Holdings Limited
Schedule of Purchase Price Allocation

		Amortization
	RMB	Period
Cash and cash equivalents	68,616
Account receivable, net	22,044
Other current assets	80,684
Property and equipment, net	116,911	3 years- indefinite or the lesser of remaining of life of lease
Deferred tax assets	12,875
Intangible assets
Brand name	342,925	Indefinite
Student base	16,348	1 year
Goodwill	1,025,504
Other current liabilities	(179,214)
Contract liabilities	(200,098)
Deferred tax liabilities	(7,230)
Total consideration and value to be allocated to net assets	1,299,365

STM and BIC
Schedule of Purchase Price Allocation

		Amortization
	RMB	period
Cash and cash equivalents	18,076
Account receivable, net	737
Other current assets	21,474
Property and equipment, net	149,635	4-50 years
Intangible assets
Brand names	45,063	Indefinite
Student base	5,509	7 years
Goodwill	161,831
Other current liabilities	(8,232)
Contract liabilities	(32,324)
Deferred tax liabilities	(9,070)
Total consideration and value to be allocated to net assets	352,699

Business combinations in fiscal year 2020
Schedule of Pro forma Information

	2019 Unaudited	2020 Unaudited
Pro forma revenue	3,380,844	3,397,563
Pro forma income from operations	380,311	308,057
Pro forma net income attributable to the Group	305,239	161,251

Business combinations in fiscal year 2019
Schedule of Pro forma Information

	2018	2019
	Unaudited	Unaudited
Pro forma revenue	2,567,416	3,262,903
Pro forma income from operations	309,667	378,279
Pro forma net income attributable to the Group	263,314	299,833